Summary of Significant Accounting Policies Disaggregation of Revenues (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Resident fees and services	$ 15,895,000	$ 16,081,000	$ 67,793,000	$ 46,160,000	$ 36,857,000
Senior Housing-RIDEA
Resident fees and services	15,895,000	16,081,000	67,793,000	46,160,000	36,857,000
Senior Housing-RIDEA | Transferred at Point in Time
Resident fees and services	192,000	422,000	964,000	715,000	847,000
Senior Housing-RIDEA | Transferred over Time
Resident fees and services	15,703,000	15,659,000	66,829,000	45,445,000	36,010,000
Resident Fees and Services
Resident fees and services	15,895,000	16,081,000	67,793,000	46,160,000	36,857,000
Private and Other Payors | Resident Fees and Services
Resident fees and services	14,159,000	14,373,000	61,045,000	40,140,000	30,775,000
Medicaid | Resident Fees and Services
Resident fees and services	$ 1,736,000	$ 1,708,000	$ 6,748,000	$ 6,020,000	$ 6,082,000